Schwab Institutional Advantage Money Fund(R)

Schwab Retirement Money Fund(R)

      ANNUAL REPORT
      December 31, 2002


                                                           [CHARLES SCHWAB LOGO]

In this report:

      Market overview .............................   2

      Schwab Institutional Advantage
      Money Fund(R)................................   4

      Schwab Retirement Money Fund(R)..............  16

      Financial Notes..............................  27

      Fund trustees................................  30

      Glossary.....................................  33

[PHOTO OF CHARLES R. SCHWAB]

Charles R. Schwab
Chairman

Dear Shareholder,

As an investor, how you feel about 2002 probably depends a lot on how much exposure you had to each asset class. If you're reading this report, you probably had some assets in money market investments. Although money fund yields were low when the year began and lower still when it ended, the capital preservation these funds provided meant that they still fared better than many stock investments. At the same time, money market investments lagged bond investments, which as a category actually performed quite well in 2002.

Does this mean that long-term investors should now limit their portfolios to bonds and money funds? By no means. While there can be times when such an approach might happen to yield better results (as 2002 showed), history clearly shows that this isn't usual for longer periods.

Investors have seen many changes in the past few years. But the basic principles of investing remain very much the same. Concepts such as asset allocation and portfolio rebalancing are as timely and important as ever. So is dollar-cost averaging 1 -- a basic mathematical principle you can bring into play simply by investing a set amount on a regular schedule.

For most people, investing is a long-term proposition. Today's bad news often has an impact on financial markets. But over time, it's factors such as economic growth that shape broader trends. And those trends are what long-term investing is about.

I want to thank you for choosing SchwabFunds(R) during this difficult time for investors. We strive to help you reach your financial goals, and look forward to serving you in the future.

Sincerely,

/s/ Charles R. Schwab

1 Dollar-cost averaging does not assure a profit and does not protect against loss in declining markets.

MARKET OVERVIEW

A YEAR OF FALLING SHORT-TERM RATES AND A MODERATE, PROTRACTED ECONOMIC RECOVERY.

Calendar 2002 saw the U.S. economy making evident but very slow progress in recovering from the recession that was brought on by the collapse of the "new economy" and exacerbated by the 9/11 attacks.

Through the policies of the Federal Reserve (the Fed) as well as through fiscal policies, the U.S. government continued to take action during 2002 to turn the economy around. Although the full effect of these policy actions may not be felt for some time, the economy did see some benefit during the year from these actions and perhaps even greater benefit from actions taken earlier. The rate cuts that the Fed had made in 2001 served their purpose of creating liquidity in 2002. In addition, a series of tax cuts enacted in 2001--criticized by some at the time as being unnecessary--turned out to benefit the economy at a time when help was much needed.

One of the features of the 2001 recession was a steep fall-off in capital investment by businesses. This type of spending continued to languish even after the recession was over, and indeed remained relatively weak throughout 2002. Spending by consumers--most of whom have kept their jobs--was another story. Robust prior to the recession, consumer spending kept right on going through the recession and afterward with barely a pause until late in 2002. Low interest rates have been a boon for consumers as far as financing goes, and this was reflected in strong activity during 2002 in housing purchases and mortgage refinancings as well as auto sales.

ASSET CLASS PERFORMANCE COMPARISON % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

  1.70% THREE-MONTH U.S. TREASURY BILLS (T-BILLS): measures short-term U.S. Treasury obligations

 10.26% LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX: measures the U.S. bond market

-22.10%   S&P 500(R) INDEX: measures U.S. large-cap stocks

-20.48%   RUSSELL 2000(R) INDEX: measures U.S. small-cap stocks

-15.49% MSCI-EAFE(R) INDEX: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

[LINE GRAPH]

                       Lehman Aggregate      MSCI EAFE          Russell 2000           S&P 500                3 Month
                          Bond Index           Index          Small-Cap Index           Index                 T-Bill
31-Dec-01                        0                 0                    0                    0                     0
   Jan-02                    -0.24              1.57                 2.21                 2.13                  0.02
   Jan-02                     1.27              -1.4                 0.32                -0.22                  0.08
   Jan-02                      1.1             -3.23                -2.86                -1.79                   0.1
   Jan-02                     0.57             -4.29                -1.83                -1.28                  0.11
   Feb-02                     1.01             -5.38                -1.66                -2.15                  0.14
   Feb-02                     1.34             -6.71                -4.38                -4.41                  0.18
   Feb-02                     1.57             -4.37                -3.81                -3.72                  0.21
   Feb-02                     1.76             -6.38                -4.65                -4.97                  0.24
   Mar-02                     1.35             -3.34                -1.91                -1.16                  0.27
   Mar-02                     0.21              2.25                 2.53                 1.68                   0.3
   Mar-02                     0.01              2.11                 2.41                 1.84                  0.32
   Mar-02                    -0.08              0.86                 3.09                 0.32                  0.35
   Mar-02                     0.09              0.62                 3.98                 0.29                   0.4
   Apr-02                     1.08              0.61                 2.21                -1.87                  0.44
   Apr-02                     1.33             -1.12                 5.87                -2.89                  0.48
   Apr-02                     1.56               2.1                 6.28                -1.66                  0.51
   Apr-02                     2.12              1.16                 3.03                -5.93                  0.54
   May-02                     2.18              1.87                 5.29                 -6.1                  0.57
   May-02                     2.14              1.19                 1.29                -7.71                  0.61
   May-02                     1.72              3.97                 4.65                 -3.2                  0.65
   May-02                     2.37              3.32                 1.52                -5.19                  0.69
   May-02                     2.89              2.45                 0.27                -6.49                  0.72
   Jun-02                     2.84             -0.78                -3.21                -9.96                  0.75
   Jun-02                     3.95             -4.94                -5.52               -11.74                  0.79
   Jun-02                     4.11             -4.99                -5.09               -13.33                  0.82
   Jun-02                     3.79             -1.62                 -4.7               -13.16                  0.85
   Jul-02                     3.68              -2.1                -9.16               -13.23                  0.86
   Jul-02                      4.9             -6.49               -14.84               -19.16                  0.9
   Jul-02                        5             -9.14               -20.41               -25.62                  0.93
   Jul-02                     5.23            -14.72               -21.21               -25.18                  0.97
   Aug-02                     5.83            -13.81               -22.38               -24.09                  1.03
   Aug-02                      5.9            -11.19               -19.88               -20.19                  1.06
   Aug-02                     5.63            -10.36                -18.3               -18.42                  1.09
   Aug-02                     6.39             -9.45               -17.43               -17.36                  1.12
   Aug-02                     6.81            -11.59                -19.3                -19.4                  1.15
   Sep-02                     7.11            -14.18               -19.15               -21.35                  1.18
   Sep-02                     7.79            -15.97               -19.44               -21.72                  1.21
   Sep-02                     8.14            -19.38               -24.12               -25.62                  1.25
   Sep-02                     8.26            -19.09               -25.19               -27.21                  1.28
   Oct-02                     8.26            -21.77               -28.04               -29.45                  1.31
   Oct-02                     7.74            -20.84               -28.65               -26.39                  1.33
   Oct-02                     6.64            -17.23               -24.82               -22.07                  1.34
   Oct-02                     7.04            -18.19               -22.89                -20.9                  1.37
   Nov-02                     7.84            -17.15               -20.62                -20.5                  1.44
   Nov-02                     8.68            -16.02               -21.53               -21.04                  1.51
   Nov-02                     8.32            -15.45               -20.06               -19.71                  1.54
   Nov-02                     7.97            -13.54               -17.14               -17.89                  1.56
   Nov-02                     8.02            -13.09               -15.79               -17.25                  1.59
   Dec-02                     8.61            -15.77               -17.77               -12.87                  1.61
   Dec-02                     8.98            -17.26               -19.55               -21.38                  1.63
   Dec-02                     9.59             -17.2               -19.76               -20.83                  1.66
   Dec-02                     10.2            -17.52               -20.27               -22.63                  1.69
31-Dec-02                    10.26            -15.94               -20.48                -22.1                   1.7

These figures assume dividends and distributions were reinvested. Index figures don't include trading and management costs, which would lower performance. Indices are unmanaged and you can't invest in them directly. Remember that past performance isn't an indication of future results.

Data source: Charles Schwab & Co., Inc. (Schwab).


Schwab Institutional Advantage Money Fund(R) and Schwab Retirement Money Fund(R)

      WITH LOW YIELDS, MONEY MARKET INVESTMENTS GENERALLY LAGGED BOND INVESTMENTS DURING 2002, BUT STILL FARED BETTER THAN MOST CATEGORIES OF STOCKS.

MONEY MARKET YIELDS FELL DURING 2002 ON ECONOMIC SOFTNESS AND A FED RATE CUT.

The prices and yields of short-term securities reflected an unusual amount of uncertainty about the direction of the economy during 2002. As the short-term market scrutinized each new economic indicator--both negative and positive--the direction of short-term rates changed frequently. At one point during the report period the yield curve became inverted, with yields on overnight securities actually higher than yields on 12-month securities. At other times in the year, the yield curve was essentially flat (similar rates for all maturities), and at still other times it was a "normal" rising curve (higher rates paid in exchange for longer maturities).

Overall, however, short-term rates went down during 2002, retreating even further from the low levels they had reached in the wake of the Fed's dramatic series of interest rate cuts (which ended in December 2001).

Short-term markets began the year with some optimism that the recovery was gathering steam, and short-term yields rose modestly through March 2002. When this optimism began to appear premature, however, rates began a steady slide downward that continued through October.

In November, short-term markets were surprised by the Fed's 0.50% cut in its target rate (from 1.75% to 1.25%). Short-term investors generally appeared to believe the Fed would cut rates only 0.25%, if at all. As a result, short-term yields fell sharply on the Fed's announcement.

THE VIEW FROM HERE: SLOW-PACED ECONOMIC IMPROVEMENT MAY CONTINUE.

Although consumer spending appeared to be flagging somewhat as 2002 drew to a close, capital spending by corporations began showing signs of revival and may be able to take up some of the slack.

The Fed's interest rate cuts appear to be achieving their goal of injecting liquidity into the economy, with the main effects of the November 2002 cut still to be felt (aside, of course, from its effect in pushing down short-term rates). Although in our opinion the threat of deflation cannot be discounted, it is worth noting that the Fed still has a variety of tools at its disposal, and has indicated that it may use them if it believes the circumstances warrant.

One major concern is geopolitical risk. The outcome and ultimate impact of the situations in Iraq, North Korea and the Middle East are unknown. We believe that this uncertainty may be making the Fed's actions less effective than they otherwise would be. Likewise, it may be that businesses are holding back on capital spending more than they otherwise might.

Based on past history and on the yield curve as it stood at the end of 2002, one thing that does appear likely is that when the Fed is satisfied that the current low interest rate environment has done its job in helping the economy regain momentum, it will raise interest rates, and short-term yields will likely follow. When that might happen, and whether any further cuts will occur before then, however, is unclear.

      The fund seeks the highest current income consistent with stability of capital and liquidity.

Schwab Institutional Advantage Money Fund(R)

[PHOTO OF LINDA KLINGMAN AND MIKE NEITZKE]

LINDA KLINGMAN, a vice president of the investment advisor and senior portfolio manager, has overall responsibility for the management of the fund. She joined the firm in 1990 and has nearly 16 years of experience managing money market funds.

MIKE NEITZKE, a portfolio manager, has day-to-day responsibility for management of the fund. Prior to joining the firm in March 2001, he worked for more than 15 years in the financial industry as a portfolio manager.

TICKER SYMBOL: SWIXX

MANAGERS' PERSPECTIVE

SHORT-TERM YIELDS DECLINED DURING THE REPORT PERIOD AS THE ECONOMIC RECOVERY FAILED TO PICK UP SPEED. After peaking in March, yields fell steadily through October, then declined more sharply in November with the Fed's 0.50% rate cut.

One development that affected the market was a decline in the supply of commercial paper during 2002. We trace this decline to a combination of factors associated with the soft economy. In particular, issuers reined in their short-term borrowing as they sought to cut costs and defer capital spending. This reduction in supply, in part, put downward pressure on yields.

THE FUND GENERALLY MAINTAINED A LONGER AVERAGE MATURITY THAN ITS PEERS 1 DURING 2002. Because the fund held a higher proportion of fixed-rate securities than the average for its peer group, and maintained a somewhat longer weighted average maturity in its portfolio, it was able to mitigate the effects on its yield as short-term rates declined. Money market investors may also take some comfort from the fact that although money market investments generally lagged bond investments during 2002, they still fared better than most categories of stocks.

1 Source: iMoney Net, Inc. First Tier Institutional Category, 12/31/02.


Schwab Institutional Advantage Money Fund and Schwab Retirement Money Fund(R)

PERFORMANCE AND FUND FACTS

SEVEN-DAY YIELDS 1 as of 12/31/02

The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate, and that past performance is not an indication of future results.

-----------------------------------------
SEVEN-DAY YIELD                     1.12%
-----------------------------------------
SEVEN-DAY EFFECTIVE YIELD           1.13%
-----------------------------------------

WEIGHTED AVERAGE MATURITY during the period

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

[LINE GRAPH]

  Monthly     Maturity
31-Dec-01        62
   Jan-02        60
   Feb-02        64
   Mar-02        63
   Apr-02        67
   May-02        64
   Jun-02        61
   Jul-02        68
   Aug-02        62
   Sep-02        55
   Oct-02        68
   Nov-02        62
31-Dec-02        55

PORTFOLIO COMPOSITION 2 as of 12/31/02

All figures are shown as a percentage of the fund's investments. All of the fund's securities were in the top tier of credit quality at the time of purchase.

BY SECURITY TYPE

[PIE CHART]

47.8%    COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS

39.0%    CERTIFICATES OF DEPOSIT

 6.1%    VARIABLE RATE OBLIGATION

 4.6%    REPURCHASE AGREEMENTS

 2.0%    PROMISSORY NOTES

 0.5%    BANK NOTES

BY CREDIT QUALITY

[PIE CHART]

100.0%   TIER 1

1 A portion of the fund's expenses was reduced during the reporting period.
  Without this reduction, the fund's seven-day yield would have been 1.00% and the seven-day effective yield would have been 1.00%.

2 Composition of the fund's portfolio is as of 12/31/02 and is not indicative of holdings after that date.

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(R) - Financials

FINANCIAL TABLES

These tables provide additional data on the fund's performance, portfolio holdings and business operations. Complementing the tables is the financial notes section at the end of this report, which describes the fund's business structure, accounting practices and other matters. The financial tables and the financial notes have both been audited by PricewaterhouseCoopers LLP.

Look online at WWW.SCHWAB.COM/SCHWABFUNDS/HOW2READ for guides that are designed to help you read the financial tables in any SchwabFunds(R) shareholder report.

FINANCIAL HIGHLIGHTS

                                                  1/1/02-     1/1/01-      1/1/00-      1/1/99-     1/1/98-
                                                 12/31/02    12/31/01     12/31/00     12/31/99    12/31/98
-----------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-----------------------------------------------------------------------------------------------------------
Net asset value at beginning of period               1.00        1.00         1.00         1.00        1.00
                                                 ----------------------------------------------------------
Income from investment operations:

     Net investment income                           0.01        0.04         0.06         0.05        0.05
                                                 ----------------------------------------------------------

Less distributions:

     Dividends from net investment income           (0.01)      (0.04)       (0.06)       (0.05)      (0.05)
                                                 ----------------------------------------------------------
Net asset value at end of period                     1.00        1.00         1.00         1.00        1.00
                                                 ----------------------------------------------------------
Total return (%)                                     1.48        3.96         6.12         4.90        5.26

RATIOS/SUPPLEMENTAL DATA (%)
-----------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
     average net assets                              0.50        0.50         0.50 1       0.50        0.50

Expense reductions reflected in above ratio          0.13        0.16         0.18         0.21        0.29

Ratio of net investment income to
     average net assets                              1.46        3.83         5.96         4.84        5.12

Net assets, end of period ($ x 1,000,000)             907         797          647          604         369

1 Would have been 0.51% if certain non-routine expenses (proxy fees) had been included.

See financial notes.

PORTFOLIO HOLDINGS As of December 31, 2002.

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics:

*   Asset-backed security

+   Credit-enhanced security

o   Illiquid restricted security

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase, except for U.S. government agency coupon notes and U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

The pie chart below shows the fund's major categories and the market value and cost of the securities in each category.

For definitions of abbreviations and acronyms used in security descriptions, see "portfolio terms" in the glossary.

ALL DOLLAR VALUES ARE IN THOUSANDS.

[PIE CHART]

 89.3%     FIXED-RATE OBLIGATION
           Market Value: $819,996
           Cost: $819,996

  6.1%     VARIABLE-RATE OBLIGATIONS
           Market Value: $55,868
           Cost: $55,868

  4.6%     OTHER INVESTMENTS
           Market Value: $42,489
           Cost: $42,489
-------------------------------------
100.0%     TOTAL INVESTMENTS
           Market Value: $918,353
           Cost: $918,353

   ISSUER                                             FACE VALUE    MKT. VALUE
   RATE, MATURITY DATE                                ($ x 1,000)   ($ x 1,000)
   FIXED-RATE OBLIGATIONS 89.3% of investments

   COMMERCIAL PAPER & OTHER CORPORATE
   OBLIGATIONS 47.8%
   ----------------------------------------------------------------------------
   AB SPINTAB
   1.34%, 02/20/03                                          2,000         1,996

   ALLIANCE & LEICESTER, PLC
   1.32%, 02/10/03                                          2,000         1,997

   AMERICAN EXPRESS CREDIT CORP.
   1.70%, 01/24/03                                          3,000         2,997
   1.35%, 01/28/03                                          2,000         1,998

 * AMSTEL FUNDING CORP.
   1.76%, 01/09/03                                          3,000         2,999
   1.65%, 02/14/03                                          1,000           998

 * AMSTERDAM FUNDING CORP.
   1.35%, 02/26/03                                          5,000         4,990
   1.34%, 03/07/03                                          2,000         1,995
   1.34%, 03/12/03                                          5,000         4,987

   ANZ (DELAWARE), INC.
   1.33%, 03/18/03                                          2,000         1,994

 * ASSET SECURITIZATION COOPERATIVE CORP.
   1.80%, 01/09/03                                          3,000         2,999
   1.80%, 01/13/03                                          3,000         2,998
   1.79%, 01/14/03                                          3,000         2,998
   1.79%, 01/23/03                                          4,000         3,996

*+ ATLANTIS ONE FUNDING CORP.
   1.86%, 01/10/03                                          2,000         1,999
   1.32%, 02/20/03                                          8,000         7,985
   1.35%, 02/27/03                                          1,273         1,270
   1.34%, 03/13/03                                          1,000           997
   1.35%, 03/21/03                                          2,012         2,006
   1.34%, 03/25/03                                          2,201         2,194
   1.69%, 03/25/03                                          1,000           996

   BANK OF NOVA SCOTIA
   1.54%, 02/06/03                                          3,000         2,995

   BARCLAYS U.S. FUNDING CORP.
   1.36%, 03/05/03                                          5,000         4,988

*+ BAVARIA TRR CORP.
   1.81%, 01/06/03                                          1,000         1,000
   1.81%, 01/24/03                                          1,000           999

 * BAVARIA UNIVERSAL FUNDING CORP.
   1.81%, 01/21/03                                          1,000           999
   1.84%, 01/27/03                                          1,000           999

See financial notes.

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(R) - Financials

PORTFOLIO HOLDINGS As of December 31, 2002.  Continued

   ISSUER                                             FACE VALUE    MKT. VALUE
   RATE, MATURITY DATE                                ($ x 1,000)   ($ x 1,000)
   BEAR STEARNS COMPANIES, INC.
   1.34%, 02/26/03                                          1,000           998
   1.33%, 03/26/03                                          6,000         5,981

 * BETA FINANCE, INC.
   1.71%, 02/18/03                                          1,000           998

   CBA (DELAWARE) FINANCE, INC.
   1.34%, 03/05/03                                          2,000         1,995

 * CC (USA), INC.
   1.78%, 01/06/03                                          2,000         2,000
   1.35%, 01/28/03                                          4,000         3,996

 * CC (USA), INC., 144A
   2.43%, 01/27/03                                          6,000         5,999

   CDC COMMERCIAL PAPER CORP.
   1.64%, 03/06/03                                          6,000         5,983

   CIT GROUP, INC.
   1.73%, 02/12/03                                          3,000         2,994

   CITICORP
   1.73%, 01/16/03                                          5,000         4,996

 * CLIPPER RECEIVABLES CORP.
   1.34%, 02/25/03                                          4,000         3,992
   1.34%, 03/11/03                                          1,000           997

 * CONCORD MINUTEMEN CAPITAL CO., L.L.C.
   Series A
   1.73%, 01/09/03                                          2,000         1,999
   1.37%, 02/05/03                                          3,000         2,996
   1.35%, 02/20/03                                          1,400         1,397
   1.46%, 04/04/03                                          1,000           996

 * DAKOTA CP NOTES OF CITIBANK CREDIT CARD ISSUANCE
   TRUST
   1.34%, 03/21/03                                          5,000         4,985

   DEN NORSKE BANK ASA
   1.34%, 03/05/03                                          4,000         3,991

   DANSKE CORP.
   1.71%, 01/21/03                                          1,000           999

   DEPFA BANK, PLC
   1.34%, 03/18/03                                          1,000           997

   DEUTSCHE BANK FINANCIAL, L.L.C.
   1.53%, 02/07/03                                         11,000        10,983

 * DORADA FINANCE, INC.
   1.86%, 01/15/03                                          1,000           999
   1.65%, 02/04/03                                          2,000         1,997
   2.03%, 03/21/03                                          2,000         1,991

 * DORADA FINANCE, INC., 144A
   1.96%, 09/16/03                                          2,000         2,000

   DRESDNER U.S. FINANCE, INC.
   1.54%, 05/12/03                                          4,000         3,978

 * EDISON ASSET SECURITIZATION CORP., L.L.C.
   1.68%, 02/13/03                                          3,000         2,994
   1.35%, 03/11/03                                         15,000        14,961
   1.65%, 04/04/03                                          4,000         3,983

*+ ENTERPRISE FUNDING CORP.
   1.34%, 03/19/03                                          5,701         5,685

   FORENINGSSPARBANKEN (SWEDBANK)
   1.35%, 02/05/03                                          1,000           999

*+ FORRESTAL FUNDING MASTER TRUST NOTES
   Series 2000A
   1.39%, 03/25/03                                          5,550         5,532

   FORTIS FUNDING, L.L.C.
   1.60%, 02/03/03                                          1,000           999
   1.34%, 03/03/03                                          4,000         3,991
   1.77%, 03/14/03                                          1,000           997

   GE CAPITAL INTERNATIONAL FUNDING, INC.
   1.78%, 01/16/03                                          6,000         5,996
   1.75%, 01/21/03                                          1,000           999
   1.79%, 01/29/03                                          1,000           999
   1.63%, 02/06/03                                          1,000           998
   1.33%, 02/12/03                                          1,000           998
   1.78%, 02/14/03                                          2,000         1,996
   1.35%, 02/27/03                                          2,000         1,996
   1.73%, 03/25/03                                          2,000         1,992

   GE FINANCIAL ASSURANCE HOLDINGS, INC.
   1.34%, 03/21/03                                          3,000         2,991

   GENERAL ELECTRIC CAPITAL CORP.
   2.32%, 02/14/03                                          5,000         4,986
   2.31%, 02/19/03                                          3,000         2,991
   2.27%, 02/24/03                                          4,000         3,987
   2.24%, 02/27/03                                         11,000        10,962
   1.33%, 03/12/03                                          1,000           997

   GENERAL ELECTRIC CAPITAL SERVICES
   1.72%, 01/10/03                                          1,000         1,000
   1.32%, 01/15/03                                          5,000         4,997

   GENERAL ELECTRIC CO.
   1.32%, 01/21/03                                          5,000         4,996

 * GIRO FUNDING U.S. CORP.
   1.78%, 01/02/03                                         10,000        10,000
   1.33%, 03/25/03                                          1,000           997

See financial notes.

   ISSUER                                             FACE VALUE    MKT. VALUE
   RATE, MATURITY DATE                                ($ x 1,000)   ($ x 1,000)
 * GIRO MULTI-FUNDING CORP.
   1.67%, 01/31/03                                          5,000         4,993

*o GREENWICH FUNDING CORP.
   1.36%, 01/10/03                                          4,000         3,999
   1.34%, 01/24/03                                          1,000           999

 * GREYHAWK FUNDING, L.L.C.
   1.35%, 02/21/03                                          5,000         4,990

 * HATTERAS FUNDING CORP.
   1.73%, 01/14/03                                          3,000         2,998
   1.36%, 01/17/03                                          2,000         1,999

*+ INTREPID FUNDING MASTER TRUST
   1.34%, 02/24/03                                          3,000         2,994

   J.P. MORGAN CHASE & CO.
   1.63%, 02/07/03                                          5,000         4,992

 * K2 (USA), L.L.C.
   1.68%, 02/06/03                                          3,000         2,995
   1.38%, 06/02/03                                          3,000         2,983

   KBC FINANCIAL PRODUCTS INTERNATIONAL, LTD.
   1.72%, 01/13/03                                          2,000         1,999

*+ KITTY HAWK FUNDING CORP.
   1.35%, 03/03/03                                          8,000         7,982
   1.34%, 03/10/03                                          2,170         2,165

   LANDESBANK SCHLESWIG-HOLSTEIN GIROZENTRALE
   2.44%, 01/27/03                                          5,000         4,991

 * LEXINGTON PARKER CAPITAL CO., L.L.C.
   1.83%, 01/10/03                                          1,000         1,000
   1.33%, 01/13/03                                          2,000         1,999
   1.74%, 01/17/03                                          2,000         1,998

 * LINKS FINANCE, L.L.C.
   1.36%, 03/03/03                                          1,000           998
   1.35%, 03/11/03                                          1,000           997

   MERRILL LYNCH & Co., Inc.
   1.65%, 03/21/03                                          1,000           996

 * MONT BLANC CAPITAL CORP.
   1.79%, 01/14/03                                          2,000         1,999
   1.36%, 03/06/03                                          2,000         1,995

   MORGAN STANLEY
   1.78%, 01/24/03                                          6,000         5,993
   1.34%, 02/26/03                                          5,000         4,990
   1.33%, 03/14/03                                          4,000         3,989
   1.33%, 03/20/03                                          7,000         6,980

 * NEWCASTLE CERTIFICATES PROGRAM
   Series 2000A
   1.73%, 01/08/03                                          1,000         1,000

 * PARK AVENUE RECEIVABLES CORP.
   1.35%, 02/11/03                                          4,000         3,994

   SALOMON SMITH BARNEY HOLDINGS, INC.
   1.31%, 01/08/03                                          3,000         2,999
   1.75%, 01/17/03                                          3,000         2,998
   1.34%, 02/25/03                                          2,000         1,996
   1.34%, 03/07/03                                          4,000         3,990
   1.33%, 03/12/03                                          5,000         4,987
   1.33%, 03/14/03                                          1,000           997

   SAN PAOLO IMI U.S. FINANCIAL CO.
   1.33%, 03/12/03                                          5,000         4,987

 * SIGMA FINANCE, INC.
   1.91%, 01/14/03                                          5,245         5,241
   1.62%, 04/08/03                                          3,000         2,987
   1.69%, 04/14/03                                          1,000           995

   SOCIETE GENERALE, N.A., INC.
   1.53%, 01/08/03                                          1,000         1,000

   STADSHYPOTEK DELAWARE, INC.
   1.37%, 02/13/03                                          1,000           998

 * STELLAR FUNDING GROUP, INC.
   1.40%, 01/07/03                                          2,022         2,022
   1.79%, 02/28/03                                          1,481         1,477
   1.71%, 03/26/03                                          2,510         2,500
   1.71%, 03/27/03                                          1,362         1,357
   1.71%, 03/31/03                                          1,540         1,534

   SVENSKA HANDELSBANKEN, INC.
   1.33%, 03/27/03                                          5,000         4,984

*+ TRIPLE-A ONE FUNDING CORP.
   1.36%, 01/24/03                                          3,457         3,454
   1.35%, 02/12/03                                          1,000           998

   UBS FINANCE (DELAWARE), INC.
   1.33%, 03/17/03                                          3,000         2,992
   1.33%, 03/26/03                                          7,571         7,548

 * VARIABLE FUNDING CAPITAL CORP.
   1.78%, 01/07/03                                         14,000        13,996
   1.79%, 01/23/03                                          1,000           999

   WESTPAC CAPITAL CORP.
   1.35%, 03/25/03                                          4,100         4,087

 * WINDMILL FUNDING CORP.
   1.80%, 01/09/03                                          2,000         1,999
   1.79%, 01/16/03                                          5,000         4,996

   WYETH
   1.75%, 02/10/03                                          4,000         3,992
                                                                      ---------
                                                                        438,742

See financial notes.

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(R) - Financials

PORTFOLIO HOLDINGS As of December 31, 2002.  Continued

   ISSUER                                             FACE VALUE    MKT. VALUE
   RATE, MATURITY DATE                                ($ x 1,000)   ($ x 1,000)
   CERTIFICATES OF DEPOSIT 39.0%
   ----------------------------------------------------------------------------

   ABBEY NATIONAL TREASURY SERVICES, PLC
   1.72%, 01/13/03                                          8,000         8,000
   1.77%, 01/15/03                                          1,000         1,000

   ABN AMRO BANK, NV
   1.78%, 01/15/03                                          2,225         2,226

   AMERICAN EXPRESS CENTURION BANK
   1.37%, 01/28/03                                          2,000         2,000

   BANK OF MONTREAL
   1.33%, 03/21/03                                          5,000         5,000

   BARCLAYS BANK, PLC
   1.34%, 01/13/03                                          2,000         2,000
   1.33%, 03/03/03                                          4,000         4,000
   1.65%, 03/03/03                                          9,000         9,001
   1.30%, 05/02/03                                          3,000         3,000
   1.60%, 11/25/03                                          4,000         4,000

   BAYERISCHE HYPO-UND VEREINSBANK, AG
   1.77%, 01/17/03                                          4,000         4,000

   BNP PARIBAS
   1.54%, 02/04/03                                          4,000         4,000
   1.55%, 02/05/03                                          3,000         3,000
   2.04%, 03/27/03                                          1,000         1,000
   1.74%, 04/17/03                                          5,000         5,000
   1.80%, 06/17/03                                          6,000         6,017

   CANADIAN IMPERIAL BANK OF COMMERCE
   1.33%, 02/14/03                                          1,000         1,000
   2.30%, 02/21/03                                          2,000         2,000
   1.35%, 02/27/03                                          3,000         3,000
   2.00%, 04/10/03                                          4,000         4,000

   CHASE MANHATTAN BANK USA, N.A.
   1.77%, 01/23/03                                          9,000         9,000
   1.32%, 02/11/03                                          4,000         4,000

   CITIBANK, N.A.
   1.77%, 01/22/03                                         12,000        12,000
   1.78%, 01/22/03                                          8,000         8,000
   1.33%, 03/19/03                                          3,000         3,000

   COMMONWEALTH BANK OF AUSTRALIA
   1.33%, 01/31/03                                          5,000         5,000
   1.33%, 03/18/03                                          2,000         2,000

   CREDIT LYONNAIS S.A.
   1.37%, 03/06/03                                          5,000         5,000

   CREDIT SUISSE FIRST BOSTON
   1.65%, 02/03/03                                          1,000         1,000

   DEUTSCHE BANK, AG
   1.32%, 02/11/03                                         11,000        11,000
   1.77%, 03/10/03                                          3,000         3,003

   DEXIA BANK BELGIUM
   2.30%, 02/21/03                                          3,000         3,000
   1.33%, 03/24/03                                          3,000         3,000
   2.51%, 04/02/03                                          2,000         2,000

   DRESDNER BANK, AG
   1.33%, 02/19/03                                          2,000         2,000
   1.68%, 04/11/03                                          4,000         4,000

   HBOS TREASURY SERVICES, PLC
   1.34%, 02/18/03                                          5,000         5,000
   1.36%, 03/10/03                                          4,000         4,000

   HSBC BANK USA
   1.55%, 02/28/03                                          5,000         5,002

   ING BANK, NV
   1.72%, 01/09/03                                          5,000         5,000
   1.77%, 01/16/03                                          2,000         2,000
   1.84%, 01/21/03                                          4,000         4,000
   1.77%, 01/23/03                                          2,000         2,000
   1.74%, 04/17/03                                          5,000         5,000

   LANDESBANK BADEN WURTTEMBERG
   1.33%, 02/12/03                                          1,000         1,000
   1.33%, 03/17/03                                          8,000         8,000
   1.85%, 10/17/03                                          4,000         4,000

   LANDESBANK HESSEN-THURINGEN GIROZENTRALE
   1.62%, 01/30/03                                          5,000         5,001

   LLOYDS TSB BANK, PLC
   1.60%, 01/27/03                                          3,000         3,000
   1.32%, 03/27/03                                          2,000         2,000
   1.76%, 05/16/03                                          1,000         1,003
   1.75%, 05/19/03                                          5,000         5,000

   NATEXIS BANQUES POPULAIRES
   1.34%, 02/19/03                                          5,000         5,000

   NATIONAL AUSTRALIA BANK, LTD.
   1.60%, 04/07/03                                          8,000         8,000

   NATIONAL BANK OF CANADA
   1.33%, 02/12/03                                          5,000         5,000

   NORDDEUTSCHE LANDESBANK GIROZENTRALE
   1.68%, 04/15/03                                          3,000         3,000
   1.55%, 05/05/03                                          3,000         3,000
   1.49%, 12/29/03                                          2,000         2,000

   NORDEA BANK FINLAND, PLC
   1.77%, 03/17/03                                          3,000         3,000
   1.34%, 03/31/03                                          5,000         5,000

See financial notes.

   ISSUER                                             FACE VALUE    MKT. VALUE
   RATE, MATURITY DATE                                ($ x 1,000)   ($ x 1,000)
   RABOBANK NEDERLAND, NV
   1.96%, 01/14/03                                          3,000         3,000
   2.47%, 02/28/03                                          1,000         1,000
   2.49%, 02/28/03                                          2,000         2,000
   2.98%, 04/04/03                                          3,000         3,000

   ROYAL BANK OF CANADA
   2.38%, 03/07/03                                          4,000         4,000

   SAN PAOLO IMI SPA
   1.35%, 01/29/03                                          3,000         3,000

   SOCIETE GENERALE
   1.34%, 03/20/03                                         10,000        10,000
   2.05%, 03/31/03                                          5,000         5,000
   2.01%, 04/09/03                                          3,000         3,000

   SOUTHTRUST BANK
   1.35%, 06/06/03                                          1,000         1,000

   STATE STREET BANK & TRUST CO., N.A.
   1.72%, 01/24/03                                          5,000         5,000

   SVENSKA HANDELSBANKEN, AB
   1.66%, 03/19/03                                          1,000         1,000

   TORONTO DOMINION BANK
   1.32%, 05/13/03                                          2,000         2,000
   1.35%, 06/24/03                                          7,000         7,000

   UBS, AG
   2.44%, 01/06/03                                          5,000         5,000
   2.24%, 02/04/03                                          3,000         3,001
   2.27%, 02/28/03                                          6,000         6,000
   1.59%, 12/16/03                                          5,000         5,000

   UNICREDITO ITALIANO SPA
   1.75%, 01/07/03                                          1,000         1,000
   1.72%, 01/15/03                                          1,000         1,000
   1.70%, 01/21/03                                          3,000         3,000
   1.35%, 03/11/03                                          5,000         5,000
   1.35%, 03/12/03                                          2,000         2,000

   WELLS FARGO BANK, N.A.
   1.64%, 01/10/03                                          9,000         9,000
   1.62%, 01/29/03                                         11,000        11,000

   WESTLB AG
   1.60%, 04/03/03                                          2,000         2,000
   1.93%, 09/18/03                                          5,000         5,000

   WILMINGTON TRUST CO.
   1.75%, 02/06/03                                          5,000         5,000
                                                                      ---------
                                                                        358,254

   PROMISSORY NOTES  2.0%

 o THE GOLDMAN SACHS GROUP, INC.
   1.75%, 02/04/03                                          1,000         1,000
   1.87%, 02/05/03                                          2,000         2,000
   1.84%, 03/18/03                                          1,000         1,000
   1.75%, 04/10/03                                          6,000         6,000
   1.50%, 06/02/03                                          4,000         4,000
   1.45%, 06/10/03                                          3,000         3,000
   1.45%, 06/17/03                                          1,000         1,000
                                                                      ---------
                                                                         18,000
   BANK NOTES  0.5%
   ----------------------------------------------------------------------------

   BANK OF AMERICA, N.A.
   2.50%, 05/02/03                                          5,000         5,000

   VARIABLE-RATE OBLIGATIONS 6.1% of investments

 + ASSET PARTNERS, INC.
   RB Series 1997
   1.60%, 01/07/03                                          3,295        3,295

 * ASSET SECURITIZATION COOPERATIVE CORP., 144A
   1.38%, 01/22/03                                          4,000        4,000

 + BMC SPECIAL CARE FACILITIES FINANCING AUTHORITY
   OF THE CITY OF MONTGOMERY, ALABAMA
   Taxable RB (Montgomery
   Baptist Outreach Services Corp.
   Project) Series 1997A
   1.52%, 01/07/03                                          8,600        8,600
   Taxable RB (Montgomery
   Baptist Outreach Services Corp.
   Project) Series 1997B
   1.52%, 01/07/03                                          2,200        2,200

 * BETA FINANCE, INC., 144A
   1.39%, 01/15/03                                         10,000        9,999

 + CITY OF NEW BRITAIN, CONNECTICUT
   GO, 144A
   1.52%, 01/07/03                                          5,600        5,600

 + LOANSTAR ASSETS PARTNERS II, L.P., 144A
   1.50%, 01/07/03                                          5,000        5,000

 + NEW YORK CITY IDA
   Taxable Industrial Revenue
   Refunding Bond (Allway Tools,
   Inc. Project) Series 1997
   1.60%, 01/07/03                                            175          175

See financial notes.

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(R) - Financials

PORTFOLIO HOLDINGS As of December 31, 2002. Continued

   ISSUER                                             FACE VALUE     MKT. VALUE
   RATE, MATURITY DATE                                ($ x 1,000)    ($ x 1,000)
 + PALM SPRINGS, CALIFORNIA
   COP (Downtown Parking
   Project) Series 2002A
   1.67%, 01/07/03                                          7,000         7,000

 * SIGMA FINANCE, INC., 144A
   1.43%, 01/06/03                                          1,000         1,000
   1.39%, 01/15/03                                          9,000         8,999
                                                                         ------
                                                                         55,868

                                                   MATURITY VALUE    MKT. VALUE
   SECURITY                                           ($ x 1,000)    ($ x 1,000)
   OTHER INVESTMENTS  4.6% of investments

   REPURCHASE AGREEMENTS  4.6%
   ----------------------------------------------------------------------------

   CREDIT SUISSE FIRST BOSTON CORP.
   Tri-Party Repurchase Agreement
   Collateralized by U.S.
   Government Securities
   1.28%, issued 12/31/02,
     due 01/02/03                                          42,492        42,489

END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.

See financial notes.

Statement of
ASSETS AND LIABILITIES
As of December 31, 2002. All numbers x 1,000 except NAV.

ASSETS
------------------------------------------------------------------

Investments, at market value                             $ 918,353 a
Receivables:
     Fund shares sold                                        2,514
     Interest                                                2,221
Prepaid expenses                                     +          52
                                                     -------------
TOTAL ASSETS                                               923,140

LIABILITIES
------------------------------------------------------------------

Payables:
     Fund shares redeemed                                   11,188
     Dividends to shareholders                                  10
     Investments bought                                      5,004
     Investment adviser and administrator fees                  19
     Transfer agent and shareholder service fees                17
Accrued expenses                                     +          41
                                                     -------------
TOTAL LIABILITIES                                           16,279

NET ASSETS
------------------------------------------------------------------

TOTAL ASSETS                                               923,140
TOTAL LIABILITIES                                    -      16,279
                                                     -------------
NET ASSETS                                               $ 906,861

NET ASSETS BY SOURCE

Capital received from investors                            906,862
Net realized capital losses                                     (1)

NET ASSET VALUE (NAV)

                 SHARES
NET ASSETS   /   OUTSTANDING   =   NAV
$906,861         906,919           $1.00

a Includes illiquid restricted securities worth $22,998, or 2.50% of the fund's investments. The amortized cost for the fund's securities was $918,353.

FEDERAL TAX DATA

COST BASIS OF PORTFOLIO         $918,353

UNUSED CAPITAL LOSSES:
Expires 12/31 of:           Loss amount:
    2004                              $1

See financial notes.

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(R) - Financials

Statement of
OPERATIONS
For January 1, 2002 through December 31, 2002. All numbers x 1,000.

INVESTMENT INCOME
-------------------------------------------------------
Interest                                        $16,230

EXPENSES
-------------------------------------------------------
Investment adviser and administrator fees         3,141 a
Transfer agent and shareholder service fees       1,818 b
Trustees' fees                                       25 c
Custodian and portfolio accounting fees             181
Professional fees                                    25
Registration fees                                    11
Shareholder reports                                  22
Other expenses                               +       11
                                             ----------
Total expenses                                    5,234
Expense reduction                            -    1,101 d
                                             ----------
NET EXPENSES                                      4,133

INCREASE IN NET ASSETS FROM OPERATIONS
-------------------------------------------------------
TOTAL INVESTMENT INCOME                          16,230
NET EXPENSES                                 -    4,133
                                             ----------
NET INVESTMENT INCOME                            12,097
                                             ----------
INCREASE IN NET ASSETS FROM OPERATIONS          $12,097

a Calculated on a graduated basis as a percentage of average daily net assets:
  0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion.

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.17% of the fund's assets.

c For the fund's independent trustees only.

d This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and the transfer agent and the shareholder service agent (Schwab) to limit the operating expenses of this fund through at least April 30, 2003, to 0.50% of average daily net assets. This limit doesn't include interest, taxes and certain non-routine expenses.

See financial notes.

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.

OPERATIONS
---------------------------------------------------------------------------------
                                             1/1/02-12/31/02      1/1/01-12/31/01
Net investment income                              $  12,097            $  28,914
Net realized gains                           +            --                    2
                                             ------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS                12,097               28,916

DISTRIBUTIONS PAID
---------------------------------------------------------------------------------
Dividends from net investment income                  12,097               28,914 a

TRANSACTIONS IN FUND SHARES b
---------------------------------------------------------------------------------
Shares sold                                          810,966              815,023
Shares reinvested                                     12,003               28,718
Shares redeemed                              +      (712,969)            (694,267)
                                             ------------------------------------
NET INCREASE                                         110,000              149,474

NET ASSETS
---------------------------------------------------------------------------------
Beginning of period                                  796,861              647,385
Total increase                               +       110,000              149,476 c
                                             ------------------------------------
END OF PERIOD                                      $ 906,861            $ 796,861

a The tax-basis components of distributions paid for the current period are:

  Ordinary income            $12,097
  Long-term capital gains    $    --

b Because all transactions in this section took place at $1.00 per share, figures for share quantities are the same as for dollars.

c Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

See financial notes.

      The fund seeks the highest current income consistent with stability of capital and liquidity.

Schwab Retirement Money Fund(R)

[PHOTO OF LINDA KLINGMAN AND MIKE NEITZKE]

LINDA KLINGMAN, a vice president of the investment advisor and senior portfolio manager, has overall responsibility for the management of the fund. She joined the firm in 1990 and has nearly 16 years of experience managing money market funds.

MIKE NEITZKE, a portfolio manager, has day-to-day responsibility for management of the fund. Prior to joining the firm in March 2001, he worked for more than 15 years in the financial industry as a portfolio manager.

TICKER SYMBOL: SWRXX

MANAGERS' PERSPECTIVE

SHORT-TERM YIELDS DECLINED DURING THE REPORT PERIOD AS THE ECONOMIC RECOVERY FAILED TO PICK UP SPEED. After peaking in March, yields fell steadily through October, then declined more sharply in November with the Fed's 0.50% rate cut.

One development that affected the market was a decline in the supply of commercial paper during 2002. We trace this decline to a combination of factors associated with the soft economy. In particular, issuers reined in their short-term borrowing as they sought to cut costs and defer capital spending. This reduction in supply, in part, put downward pressure on yields.

THE FUND GENERALLY MAINTAINED A LONGER AVERAGE MATURITY THAN ITS PEERS 1 DURING 2002, WHICH CONTRIBUTED POSITIVELY TO ITS PERFORMANCE. Because the fund held a higher proportion of fixed-rate securities than the average for its peer group, and maintained a somewhat longer weighted average maturity in its portfolio, it was able to mitigate the effects on its yield as short-term rates declined. Money market investors may also take some comfort from the fact that although money market investments generally lagged bond investments during 2002, they still fared better than most categories of stocks.

1 Source: iMoney Net, Inc. First Tier Retail Category, 12/31/02.


Schwab Institutional Advantage Money Fund(R) and Schwab Retirement Money Fund

PERFORMANCE AND FUND FACTS

SEVEN-DAY YIELD as of 12/31/02

The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate, and that past performance is not an indication of future results.

-----------------------------------------
SEVEN-DAY YIELD                     0.96%
-----------------------------------------
SEVEN-DAY EFFECTIVE YIELD           0.96%
-----------------------------------------

WEIGHTED AVERAGE MATURITY during the period

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

[LINE GRAPH]

 Monthly        Maturity
31-Dec-01         62
   Jan-02         60
   Feb-02         64
   Mar-02         63
   Apr-02         67
   May-02         64
   Jun-02         61
   Jul-02         68
   Aug-02         62
   Sep-02         55
   Oct-02         68
   Nov-02         62
31-Dec-02         55

PORTFOLIO COMPOSITION 1 as of 12/31/02

All figures are shown as a percentage of the fund's investments. All of the fund's securities were in the top tier of credit quality at the time of purchase.

BY SECURITY TYPE

[PIE CHART]

50.5%    COMMERCIAL PAPER & OTHER CORPORATE
         OBLIGATIONS

38.9%    CERTIFICATES OF DEPOSIT

 5.1%    REPURCHASE AGREEMENTS

 3.6%    VARIABLE RATE OBLIGATION

 1.9%    PROMISSORY NOTES

BY CREDIT QUALITY

[PIE CHART]

100.0%   TIER 1

1 Composition of the fund's portfolio is as of 12/31/02 and is not indicative of holdings after that date.

SCHWAB RETIREMENT MONEY FUND(R) - Financials

FINANCIAL TABLES

These tables provide additional data on the fund's performance, portfolio holdings and business operations. Complementing the tables is the financial notes section at the end of this report, which describes the fund's business structure, accounting practices and other matters. The financial tables and the financial notes have both been audited by PricewaterhouseCoopers LLP.

Look online at WWW.SCHWAB.COM/SCHWABFUNDS/HOW2READ for guides that are designed to help you read the financial tables in any SchwabFunds(R) shareholder report.

FINANCIAL HIGHLIGHTS

                                               1/1/02-    1/1/01-     1/1/00-      1/1/99-    1/1/98-
                                              12/31/02   12/31/01    12/31/00     12/31/99   12/31/98
-----------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-----------------------------------------------------------------------------------------------------
Net asset value at beginning of period            1.00       1.00        1.00         1.00       1.00
                                                -----------------------------------------------------
Income from investment operations:
    Net investment income                         0.01       0.04        0.06         0.05       0.05
                                                -----------------------------------------------------
Less distributions:
    Dividends from net investment income         (0.01)     (0.04)      (0.06)       (0.05)     (0.05)
                                                -----------------------------------------------------
Net asset value at end of period                  1.00       1.00        1.00         1.00       1.00
                                                -----------------------------------------------------
Total return (%)                                  1.30       3.75        5.90         4.68       5.03

RATIOS/SUPPLEMENTAL DATA (%)
-----------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
    average net assets                            0.68       0.70         0.71 1      0.72       0.73
Expense reductions reflected in above ratio         --         --           --        0.02       0.07
Ratio of net investment income to
    average net assets                            1.28       3.61        5.77         4.62       4.88
Net assets, end of period ($ x 1,000,000)          566        515         399          322        225

1 Would have been 0.72% if certain non-routine expenses (proxy fees) had been included.

See financial notes.

PORTFOLIO HOLDINGS As of December 31, 2002.

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics:

*   Asset-backed security

+   Credit-enhanced security

o   Illiquid restricted security

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase, except for U.S. government agency coupon notes and U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

The pie chart below shows the fund's major categories and the market value and cost of the securities in each category.

For definitions of abbreviations and acronyms used in security descriptions, see "portfolio terms" in the glossary.

ALL DOLLAR VALUES ARE IN THOUSANDS.

[PIE CHART]

 91.3%    FIXED-RATE OBLIGATIONS
          Market Value: $526,155
          Cost: $526,155

  3.6%    VARIABLE-RATE OBLIGATIONS
          Market Value: $20,995
          Cost: $20,995

  5.1%    OTHER INVESTMENTS
          Market Value: $29,407
          Cost: $29,407
------------------------------------
100.0%    TOTAL INVESTMENTS
          Market Value: $576,557
          Cost: $576,557

   ISSUER                                             FACE VALUE    MKT. VALUE
   RATE, MATURITY DATE                                ($ x 1,000)   ($ x 1,000)
   FIXED-RATE OBLIGATIONS  91.3% of investments

   COMMERCIAL PAPER & OTHER CORPORATE
   OBLIGATIONS  50.5%
   ----------------------------------------------------------------------------
   AB SPINTAB
   1.34%, 02/20/03                                          2,000         1,996

   ALLIANCE & LEICESTER, PLC
   1.32%, 02/10/03                                          1,000           999

   AMERICAN EXPRESS CREDIT CORP.
   1.70%, 01/24/03                                          2,000         1,998
   1.35%, 01/28/03                                          3,000         2,997

 * AMSTEL FUNDING CORP.
   1.36%, 02/18/03                                          1,000           998
   1.35%, 03/19/03                                          1,000           997

 * AMSTERDAM FUNDING CORP.
   1.75%, 01/17/03                                          3,000         2,998
   1.35%, 02/26/03                                          1,000           998
   1.34%, 03/21/03                                          3,000         2,991

 * APRECO, INC.
   1.80%, 01/15/03                                          2,000         1,999

 * ASSET SECURITIZATION COOPERATIVE CORP.
   1.35%, 02/26/03                                          2,000         1,996

*+ ATLANTIS ONE FUNDING CORP.
   1.86%, 01/10/03                                          1,000         1,000
   1.74%, 01/30/03                                          3,289         3,284
   1.34%, 03/12/03                                          4,000         3,990
   1.34%, 03/13/03                                          2,000         1,995
   1.34%, 03/21/03                                          2,000         1,994
   1.34%, 03/25/03                                          1,000           997
   1.69%, 03/25/03                                          1,044         1,040

   BANK OF IRELAND
   1.34%, 03/05/03                                          2,000         1,995

 * BARTON CAPITAL CORP.
   1.36%, 01/15/03                                          1,000           999

*+ BAVARIA TRR CORP.
   1.76%, 01/06/03                                          1,000         1,000

 * BAVARIA UNIVERSAL FUNDING CORP.
   1.81%, 01/21/03                                          2,024         2,022

   BEAR STEARNS COMPANIES, INC.
   1.33%, 03/26/03                                          5,000         4,984

 * BETA FINANCE, INC.
   1.71%, 02/18/03                                          2,000         1,995

See financial notes.

SCHWAB RETIREMENT MONEY FUND(R) - Financials

PORTFOLIO HOLDINGS As of December 31, 2002.  Continued

   ISSUER                                             FACE VALUE    MKT. VALUE
   RATE, MATURITY DATE                                ($ x 1,000)   ($ x 1,000)
 * BETA FINANCE, INC., 144A
   2.13%, 02/14/03                                          1,000         1,000

 * CC (USA), INC.
   1.36%, 02/26/03                                          1,000           998
   1.36%, 02/27/03                                          1,000           998
   1.78%, 04/22/03                                          2,800         2,785

   CIT GROUP, INC.
   1.81%, 01/09/03                                          1,000         1,000
   1.51%, 02/19/03                                          1,000           998

   CITICORP
   1.73%, 01/16/03                                          8,000         7,994

 * CLIPPER RECEIVABLES CORP.
   1.34%, 02/25/03                                          5,000         4,990

 * CONCORD MINUTEMEN CAPITAL CO., L.L.C.
   Series A
   1.73%, 01/09/03                                          2,000         1,999
   1.38%, 02/14/03                                          2,000         1,997

 * DAKOTA CP NOTES OF CITIBANK CREDIT CARD ISSUANCE
   TRUST
   1.54%, 01/14/03                                          5,000         4,997

   DEN NORSKE BANK ASA
   1.34%, 03/05/03                                          2,000         1,995

   DANSKE CORP.
   1.71%, 01/21/03                                          2,000         1,998
   1.35%, 02/26/03                                          1,900         1,896

   DEPFA BANK, PLC
   1.34%, 03/18/03                                          1,000           997

   DEUTSCHE BANK FINANCIAL, L.L.C.
   1.53%, 02/07/03                                          9,000         8,986

 * DORADA FINANCE, INC.
   1.80%, 01/21/03                                          1,000           999
   1.65%, 02/04/03                                          1,000           998
   1.37%, 02/27/03                                          1,000           998

   DRESDNER U.S. FINANCE, INC.
   1.54%, 05/12/03                                          1,000           994

 * EDISON ASSET SECURITIZATION CORP., L.L.C.
   1.68%, 02/13/03                                          4,000         3,992
   1.35%, 03/11/03                                          4,000         3,990
   1.65%, 04/04/03                                          1,000           996

*+ ENTERPRISE FUNDING CORP.
   1.34%, 03/19/03                                          4,000         3,988

 * FALCON ASSET SECURITIZATION CORP.
   1.33%, 01/08/03                                          4,000         3,999

   FORTIS FUNDING, L.L.C.
   1.67%, 01/31/03                                          1,000           999
   1.34%, 03/03/03                                          1,000           998
   1.60%, 04/07/03                                          2,000         1,992

 * GALAXY FUNDING, INC.
   1.34%, 02/12/03                                          2,000         1,997
   1.37%, 02/13/03                                          3,000         2,995

   GE CAPITAL INTERNATIONAL FUNDING, INC.
   1.78%, 01/16/03                                          2,000         1,998
   1.73%, 03/25/03                                          7,000         6,972
   1.32%, 04/08/03                                          1,000           996

   GE FINANCIAL ASSURANCE HOLDINGS, INC.
   1.34%, 03/21/03                                          2,000         1,994

   GENERAL ELECTRIC CAPITAL CORP.
   2.31%, 02/19/03                                          2,000         1,994
   2.27%, 02/24/03                                          7,000         6,977
   2.24%, 02/27/03                                          6,000         5,979
   1.33%, 03/12/03                                          1,000           997

   GENERAL ELECTRIC CAPITAL SERVICES
   1.72%, 01/10/03                                          2,000         1,999
   1.34%, 01/23/03                                          5,000         4,996

 * GIRO FUNDING U.S. CORP.
   1.73%, 01/14/03                                          1,000           999
   1.75%, 02/05/03                                          4,000         3,993

 * GIRO MULTI-FUNDING CORP.
   1.67%, 01/15/03                                          3,000         2,998

*o GREENWICH FUNDING CORP.
   1.79%, 01/21/03                                          5,000         4,995

 * GREYHAWK FUNDING, L.L.C.
   1.35%, 02/21/03                                          5,000         4,990

 * HATTERAS FUNDING CORP.
   1.36%, 01/17/03                                          2,000         1,999
   1.79%, 01/21/03                                          1,000           999

*+ INDEPENDENCE FUNDING, L.L.C.
   1.35%, 01/14/03                                          2,181         2,180
   1.34%, 02/27/03                                          1,000           998

*+ INTREPID FUNDING MASTER TRUST
   1.34%, 02/24/03                                          2,000         1,996

   J.P. MORGAN CHASE & CO.
   1.63%, 02/07/03                                          2,000         1,997

 * JUPITER SECURITIZATION CORP.
   1.39%, 01/28/03                                          1,000           999
   1.80%, 01/28/03                                          4,000         3,995

See financial notes.

   ISSUER                                             FACE VALUE    MKT. VALUE
   RATE, MATURITY DATE                                ($ x 1,000)   ($ x 1,000)
 * K2 (USA), L.L.C.
   1.34%, 02/10/03                                          2,000         1,997
   1.77%, 02/25/03                                          1,000           997
   1.37%, 02/28/03                                          1,000           998

*+ KITTY HAWK FUNDING CORP.
   1.35%, 03/03/03                                          6,000         5,986

   LANDESBANK SCHLESWIG-HOLSTEIN GIROZENTRALE
   1.84%, 01/16/03                                          1,000           999
   2.44%, 01/27/03                                          2,000         1,997

 * LEXINGTON PARKER CAPITAL CO., L.L.C.
   1.81%, 01/17/03                                          3,000         2,998
   1.85%, 01/17/03                                          2,000         1,998

 * LINKS FINANCE, L.L.C.
   1.79%, 01/17/03                                          1,000           999

   LLOYDS TSB BANK, PLC
   1.35%, 03/05/03                                          1,700         1,696

 * MONT BLANC CAPITAL CORP.
   1.79%, 01/14/03                                          2,000         1,999

   MORGAN STANLEY
   1.78%, 01/24/03                                         10,000         9,989
   1.33%, 03/14/03                                          3,000         2,992

 * NEWCASTLE CERTIFICATES PROGRAM
   Series 2000A
   1.73%, 01/08/03                                          4,000         3,999

 * PREFERRED RECEIVABLES FUNDING CORP.
   1.33%, 01/07/03                                          2,000         2,000

 * QUINCY CAPITAL CORP.
   1.36%, 02/05/03                                          2,703         2,699

 * RECEIVABLES CAPITAL CORP.
   1.35%, 03/12/03                                          5,138         5,124

   SALOMON SMITH BARNEY HOLDINGS, INC.
   1.32%, 02/05/03                                          1,000           999
   1.34%, 02/25/03                                          4,000         3,992
   1.34%, 03/07/03                                          1,000           998

   SAN PAOLO IMI U.S. FINANCIAL CO.
   1.35%, 01/28/03                                          4,000         3,996

 * SIGMA FINANCE, INC.
   1.91%, 01/14/03                                          3,000         2,998
   1.62%, 04/08/03                                          5,000         4,978
   1.66%, 04/14/03                                          1,000           995

   SOCIETE GENERALE, N.A., INC.
   1.53%, 01/08/03                                          2,000         1,999
   1.34%, 02/20/03                                          2,000         1,996

 * STELLAR FUNDING GROUP, INC.
   1.71%, 01/02/03                                          1,000         1,000
   2.03%, 03/25/03                                          2,000         1,991
   1.66%, 03/31/03                                          1,000           996
   1.72%, 04/07/03                                          1,402         1,396

   UBS FINANCE (DELAWARE), INC.
   1.35%, 03/04/03                                          1,500         1,496
   1.33%, 03/13/03                                          1,000           997
   1.33%, 03/17/03                                          7,000         6,981

 * VARIABLE FUNDING CAPITAL CORP.
   1.78%, 01/07/03                                          3,000         2,999

 * WINDMILL FUNDING CORP.
   1.79%, 01/16/03                                          4,000         3,997

   WYETH
   1.75%, 02/03/03                                          2,000         1,997
   1.75%, 02/11/03                                          3,000         2,994
                                                                       --------
                                                                        291,127

   CERTIFICATES OF DEPOSIT  38.9%
   ----------------------------------------------------------------------------
   ABBEY NATIONAL TREASURY SERVICES, PLC
   1.72%, 01/13/03                                          4,000         4,000
   1.77%, 01/23/03                                          4,000         4,000
   1.33%, 02/20/03                                          1,000         1,000

   ABN AMRO BANK, NV
   2.51%, 04/02/03                                          2,000         2,000

   ALLIANCE & LEICESTER
   1.75%, 01/30/03                                          1,000         1,000

   BANK OF MONTREAL
   1.33%, 03/21/03                                          5,000         5,000

   BANK OF NOVA SCOTIA
   1.34%, 02/26/03                                          5,000         5,000

   BARCLAYS BANK, PLC
   1.70%, 01/07/03                                          6,000         6,000
   1.33%, 03/03/03                                          4,000         4,000
   1.30%, 05/02/03                                          1,000         1,000
   1.60%, 11/25/03                                          2,000         2,000

   BAYERISCHE HYPO-UND VEREINSBANK, AG
   1.77%, 01/17/03                                          1,000         1,000
   1.84%, 01/17/03                                          4,000         4,000

   BAYERISCHE LANDESBANK GIROZENTRALE
   1.62%, 01/21/03                                          3,000         3,000

See financial notes.

SCHWAB RETIREMENT MONEY FUND(R) - Financial

PORTFOLIO HOLDINGS As of December 31, 2002. Continued

   ISSUER                                             FACE VALUE    MKT. VALUE
   RATE, MATURITY DATE                                ($ x 1,000)   ($ x 1,000)
   BNP PARIBAS
   2.04%, 03/27/03                                          2,000         2,000
   1.74%, 04/17/03                                          6,000         6,000
   1.80%, 06/17/03                                          4,000         4,011

   CANADIAN IMPERIAL BANK OF COMMERCE
   2.30%, 02/21/03                                          2,000         2,000
   2.00%, 04/10/03                                          5,000         5,000

   CHASE MANHATTAN BANK USA, N.A.
   1.78%, 01/22/03                                          1,000         1,000
   1.32%, 02/10/03                                          4,000         4,000
   1.32%, 02/11/03                                          2,000         2,000
   1.60%, 04/03/03                                          1,000         1,000

   CITIBANK, N.A.
   1.78%, 01/22/03                                          4,000         4,000
   1.33%, 03/12/03                                          3,000         3,000
   1.33%, 03/19/03                                          3,000         3,000

   COMMONWEALTH BANK OF AUSTRALIA
   1.33%, 03/18/03                                          4,000         4,000

   CREDIT LYONNAIS S.A
   1.37%, 03/06/03                                          5,000         5,000

   DEN NORSKE BANK ASA
   1.57%, 02/05/03                                          2,000         2,000

   DEUTSCHE BANK, AG
   1.77%, 03/10/03                                          3,000         3,003

   DEXIA BANK BELGIUM
   2.30%, 02/21/03                                          5,000         5,000

   DRESDNER BANK, AG
   1.73%, 01/30/03                                          2,000         2,000
   1.33%, 02/19/03                                          2,000         2,000
   1.61%, 04/17/03                                          1,000         1,004

   HBOS TREASURY SERVICES, PLC
   1.34%, 02/18/03                                          1,000         1,000
   1.36%, 03/10/03                                          3,000         3,000

   ING BANK, NV
   1.72%, 01/09/03                                          2,000         2,000
   1.77%, 01/16/03                                          2,000         2,000
   1.77%, 01/23/03                                          3,000         3,000
   1.37%, 03/10/03                                          3,000         3,000
   1.74%, 04/17/03                                          2,000         2,000

   J.P. MORGAN CHASE BANK
   1.60%, 04/01/03                                          4,000         4,000

   LANDESBANK BADEN WURTTEMBERG
   1.35%, 02/25/03                                          3,000         3,000
   1.85%, 10/17/03                                          2,000         2,000

   LANDESBANK HESSEN-THURINGEN GIROZENTRALE
   1.62%, 01/30/03                                          5,000         5,000

   LLOYDS TSB BANK, PLC
   1.60%, 01/27/03                                          7,000         7,001
   1.32%, 03/27/03                                          2,000         2,000
   1.76%, 05/16/03                                          3,000         3,009

   NATEXIS BANQUES POPULAIRES
   1.34%, 02/19/03                                          5,000         5,000

   NATIONAL AUSTRALIA BANK, LTD.
   1.60%, 04/07/03                                          5,000         5,000

   NATIONAL BANK OF CANADA
   1.33%, 02/12/03                                          5,000         5,000

   NORDDEUTSCHE LANDESBANK GIROZENTRALE
   1.68%, 04/15/03                                          3,000         3,000
   1.49%, 12/29/03                                          2,000         2,000

   NORDEA BANK FINLAND, PLC
   1.77%, 03/17/03                                          2,000         2,000
   1.34%, 03/31/03                                          3,000         3,000

   RABOBANK NEDERLAND, NV
   1.96%, 01/14/03                                          2,000         2,000

   ROYAL BANK OF CANADA
   2.38%, 03/07/03                                          2,000         2,000
   2.38%, 03/26/03                                          3,000         3,000
   1.61%, 11/25/03                                          3,000         3,000

   SAN PAOLO IMI SPA
   1.34%, 03/06/03                                          2,000         2,000

   SOCIETE GENERALE
   1.84%, 01/13/03                                          2,000         2,000
   1.34%, 03/20/03                                          2,000         2,000
   2.01%, 04/09/03                                          4,000         4,000

   SOUTHTRUST BANK
   1.35%, 06/06/03                                          1,000         1,000

   STATE STREET BANK & TRUST CO., N.A.
   1.72%, 01/24/03                                          3,000         3,000

   SVENSKA HANDELSBANKEN, AB
   1.66%, 03/19/03                                          4,000         4,000

   TORONTO DOMINION BANK
   2.47%, 01/06/03                                          5,000         5,000

See financial notes.

   ISSUER                                             FACE VALUE    MKT. VALUE
   RATE, MATURITY DATE                                ($ x 1,000)   ($ x 1,000)
   UBS, AG
   2.44%, 01/06/03                                          1,000         1,000
   1.59%, 12/16/03                                          2,000         2,000

   UNICREDITO ITALIANO SPA
   1.72%, 01/15/03                                          5,000         5,000
   1.35%, 03/11/03                                          2,000         2,000
   1.68%, 04/15/03                                          1,000         1,000

   WESTLB AG
   1.60%, 04/03/03                                          2,000         2,000
   1.93%, 09/18/03                                          3,000         3,000

   WILMINGTON TRUST CO.
   1.75%, 02/06/03                                          4,000         4,000
                                                                       --------
                                                                        224,028

   PROMISSORY NOTES 1.9%
   ----------------------------------------------------------------------------
 o THE GOLDMAN SACHS GROUP, INC.
   1.75%, 02/04/03                                          2,000         2,000
   1.84%, 03/18/03                                          4,000         4,000
   1.50%, 06/02/03                                          1,000         1,000
   1.45%, 06/17/03                                          4,000         4,000
                                                                       --------
                                                                         11,000
   VARIABLE-RATE OBLIGATIONS  3.6% of investments

 * ASSET SECURITIZATION COOPERATIVE CORP.,144A
   1.38%, 01/22/03                                          1,000         1,000

 * BETA FINANCE, INC., 144A
   1.39%, 01/15/03                                          5,000         5,000

 + CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY
   Solid Waste Disposable RB
   (Burr Properties Project)
   Series 1998
   2.20%, 01/07/03                                          1,930         1,930

 + COLUMBUS, GEORGIA DEVELOPMENT AUTHORITY
   Taxable RB (Jay Leasing, Inc.
   Project) Series 1997
   1.52%, 01/07/03                                          1,985         1,985

 + EAGLE COUNTY, COLORADO TAXABLE HOUSING FACILITIES
   RB (BC Housing, L.L.C. Project)
   Series 1997B
   1.42%, 01/07/03                                          1,500         1,500

   SALOMON SMITH BARNEY HOLDINGS, INC.
   1.36%, 02/10/03                                          5,000         5,000

                                                      FACE VALUE    MKT. VALUE
   SECURITY                                           ($ x 1,000)   ($ x 1,000)
 * SIGMA FINANCE, INC., 144A
   1.43%, 01/06/03                                          2,000         2,000

 + TRAP ROCK INDUSTRIES, INC.
   VRD RB Series 1997, 144A
   1.47%, 01/07/03                                          1,540         1,540

 + VILLAGE OF STURTEVANT, WISCONSIN
   IDRB (Andis Co. Project)
   Series 1996B
   1.60%, 01/07/03                                          1,040         1,040
                                                                       --------
                                                                         20,995

                                                   MATURITY VALUE   MKT. VALUE
   SECURITY                                         ($ x 1,000)     ($ x 1,000)
   OTHER INVESTMENTS  5.1% of investments

   REPURCHASE AGREEMENTS  5.1%
   ----------------------------------------------------------------------------

   CREDIT SUISSE FIRST BOSTON CORP.
   Tri-Party Repurchase Agreement
   Collateralized by U.S.
   Government Securities
   1.28%, issued 12/31/02,
     due 01/02/03                                          29,409        29,407

END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.

See financial notes.

SCHWAB RETIREMENT MONEY FUND(R) - Financial

Statement of
ASSETS AND LIABILITIES
As of December 31, 2002. All numbers x 1,000 except NAV.

ASSETS
-----------------------------------------------------------------------
Investments, at market value                                   $576,557 a
 Receivables:
   Fund shares sold                                               1,845
   Interest                                                       1,413
Prepaid expenses                                           +         26
TOTAL ASSETS                                                    579,841
                                                           ------------
LIABILITIES
-----------------------------------------------------------------------
Payables:
    Fund shares redeemed                                         12,830
    Dividends to shareholders                                         6
    Investments bought                                            1,000
    Investment adviser and administrator fees                        18
    Transfer agent and shareholder service fees                      12
Accrued expenses                                            +        43
                                                            -----------
TOTAL LIABILITIES                                                13,909

NET ASSETS
-----------------------------------------------------------------------
TOTAL ASSETS                                                    579,841
TOTAL LIABILITIES                                           -    13,909
                                                            -----------
NET ASSETS                                                     $565,932

NET ASSETS BY SOURCE

Capital received from investors                                 565,933
Net realized capital losses                                          (1)

NET ASSET VALUE (NAV)

                 SHARES
NET ASSETS   /   OUTSTANDING   =   NAV

$565,932         565,990           $1.00

a Includes illiquid restricted securities worth $15,995, or 2.77% of the fund's investments. The amortized cost for the fund's securities was $576,557.

FEDERAL TAX DATA

COST BASIS OF PORTFOLIO                 $576,557
UNUSED CAPITAL LOSSES:
Expires 12/31 of:                   Loss amount:
  2004                                        $1

See financial notes.

Statement of
OPERATIONS
For January 1, 2002 through December 31, 2002. All numbers x 1,000.

INVESTMENT INCOME
-----------------------------------------------------------------------
Interest                                                        $10,468

EXPENSES
-----------------------------------------------------------------------
Investment adviser and administrator fees                         2,026 a
Transfer agent and shareholder service fees                       1,333 b
Trustees' fees                                                       26 c
Custodian and portfolio accounting fees                             157
Professional fees                                                    25
Shareholder reports                                                  42
Other expenses                                              +        10
                                                            -----------
TOTAL EXPENSES                                                    3,619 d

INCREASE IN NET ASSETS FROM OPERATIONS
-----------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                          10,468
NET EXPENSES                                                -     3,619
                                                            -----------
NET INVESTMENT INCOME                                             6,849
                                                            -----------
INCREASE IN NET ASSETS FROM OPERATIONS                          $ 6,849

a Calculated on a graduated basis as a percentage of average daily net assets:
  0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion.

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20% of the fund's assets.

c For the fund's independent trustees only.

d The investment adviser (CSIM) and the transfer agent and shareholder service agent (Schwab) guarantee to limit the operating expenses of this fund through at least April 30, 2003, to 0.73% of average daily net assets. This limit doesn't include interest, taxes and certain non-routine expenses.

See financial notes.

SCHWAB RETIREMENT MONEY FUND(R) - Financial

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.

OPERATIONS
---------------------------------------------------------------------------
                                          1/1/02-12/31/02   1/1/01-12/31/01
Net investment income                            $  6,849          $ 17,473
                                          ---------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS              6,849            17,473

DISTRIBUTIONS PAID
---------------------------------------------------------------------------
Dividends from net investment income                6,849            17,473 a

TRANSACTIONS IN FUND SHARES b
---------------------------------------------------------------------------
Shares sold                                       449,315           494,480
Shares reinvested                                   6,808            17,392
Shares redeemed                           +      (405,628)         (395,387)
                                          ---------------------------------
NET INCREASE                                       50,495           116,485

NET ASSETS
---------------------------------------------------------------------------
Beginning of period                               515,437           398,952
Total increase                            +        50,495           116,485 c
                                          ---------------------------------
END OF PERIOD                                    $565,932          $515,437

a The tax-basis components of distributions paid for the current period are:

  Ordinary income             $6,849
  Long-term capital gains     $   --

b Because all transactions in this section took place at $1.00 per share, figures for share quantities are the same as for dollars.

c Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

See financial notes.

FINANCIAL NOTES

BUSINESS STRUCTURE OF THE FUNDS

EACH OF THE FUNDS DISCUSSED IN THIS REPORT IS A SERIES OF THE CHARLES SCHWAB FAMILY OF FUNDS(TM), A NO-LOAD, OPEN-END MANAGEMENT INVESTMENT COMPANY. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The sidebar shows the funds in this report and their trust.

THE FUNDS OFFER ONE SHARE CLASS. For these funds, shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trust may issue as many shares as necessary.

FUND OPERATIONS

Most of the funds' investments are described in the fund-by-fund sections earlier in this report. However, there are certain other investments and policies that may affect a fund's financials. The most significant of these are described below. Other policies concerning the funds' business operations also are described here.

THE FUNDS DECLARE DIVIDENDS EVERY DAY THEY ARE OPEN FOR BUSINESS. These dividends, which are equal to a fund's net investment income for that day, are paid out to shareholders once a month. The funds may make distributions from any net realized capital gains once a year.

THE FUNDS MAY BUY SECURITIES ON A DELAYED-DELIVERY BASIS. In these transactions, a fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security's value falls before settlement occurs, a fund could end up paying more for the security than its market value at the time of settlement. The funds have set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

THE FUNDS MAY ENTER INTO REPURCHASE AGREEMENTS. In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created. Any repurchase agreements with due dates later than seven days from issue dates may be subject to seven day put features for liquidity purposes.

The funds' repurchase agreements will be fully collateralized by U.S. government securities. All collateral is held by the funds' custodian (or, with tri-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

THE FUNDS PAY FEES FOR VARIOUS SERVICES. Through their trust, the funds have agreements with Charles Schwab Investment Management, Inc. (CSIM) to provide investment advisory and administrative services and with Charles Schwab & Co., Inc. (Schwab) to provide transfer agent and shareholder services.

THE TRUST AND ITS FUNDS

This list shows all of the funds included in The Charles Schwab Family of Funds. The funds discussed in this report are highlighted.

THE CHARLES SCHWAB FAMILY OF FUNDS
organized October 20, 1989
  Schwab Money Market Fund Schwab
  Schwab Government Money Fund
  Schwab U.S. Treasury Money Fund
  Schwab Value Advantage Money Fund(R)
  Schwab Municipal Money Fund
  Schwab California Municipal Money Fund
  Schwab New York Municipal Money Fund
  Schwab New Jersey Municipal Money Fund
  Schwab Pennsylvania Municipal Money Fund
  Schwab Florida Municipal Money Fund
  Schwab Institutional Advantage Money Fund(R)
  Schwab Retirement Money Fund(R)
  Schwab Government Cash Reserves

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds that may limit the total expenses charged. The rates and limitations for these fees vary from fund to fund, and are described in each fund's Statement of Operations.

TRUSTEES MAY INCLUDE PEOPLE WHO ARE OFFICERS AND/OR DIRECTORS OF THE INVESTMENT ADVISER OR SCHWAB. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund's Statement of Operations.

THE FUNDS MAY ENGAGE IN CERTAIN TRANSACTIONS INVOLVING AFFILIATES. The funds may make direct transactions with certain other SchwabFunds(R) when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers.

THE FUNDS INTEND TO MEET FEDERAL INCOME AND EXCISE TAX REQUIREMENTS FOR REGULATED INVESTMENT COMPANIES. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

ACCOUNTING POLICIES

The following are the main policies the funds use in preparing their financial statements.

THE FUNDS VALUE THEIR SECURITIES AT AMORTIZED COSt, which approximates market value.

SECURITY TRANSACTIONS are recorded as of the date the order to buy or sell the security is executed.

INTEREST INCOME is recorded as it accrues. If a fund bought a debt instrument at a discount (that is, for less than its face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security's call date and price, rather than the maturity date and price.

REALIZED GAINS AND LOSSES from security transactions are based on the identified costs of the securities involved.

EXPENSES that are specific to a fund are charged directly to that fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their net assets.

EACH FUND MAINTAINS ITS OWN ACCOUNT FOR PURPOSES OF HOLDING ASSETS AND ACCOUNTING, and is considered a separate entity for tax purposes. Within its account, each fund also keeps certain assets in segregated accounts, as may be required by securities law.

THE ACCOUNTING POLICIES DESCRIBED ABOVE CONFORM WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.

Schwab Institutional Advantage Money Fund(R) and Schwab Retirement Money Fund(R)

REPORT OF INDEPENDENT ACCOUNTANTS

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF:
Schwab Institutional Advantage Money Fund(R) and
Schwab Retirement Money Fund(R)

In our opinion, the accompanying statements of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Institutional Advantage Money Fund and Schwab Retirement Money Fund (two of the portfolios constituting The Charles Schwab Family of Funds, hereafter referred to as the "Funds") at December 31, 2002, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP
San Francisco, CA
February 7, 2003

FUND TRUSTEES unaudited

A fund's Board of Trustees is responsible for protecting the interests of that fund's shareholders. The tables below give information about the people who serve as trustees and officers for the SchwabFunds(R), including the funds covered in this report. Trustees remain in office until they resign, retire or are removed by shareholder vote. 1

Under the Investment Company Act of 1940, any officer, director, or employee of Schwab or CSIM is considered an "interested person," meaning that he or she is considered to have a business interest in Schwab or CSIM. These individuals are listed as "interested trustees." The "independent trustees" are individuals who, under the 1940 Act, are not considered to have a business interest in Schwab or CSIM.

Each of the SchwabFunds (of which there were 45 as of 12/31/02) belongs to one of these trusts: The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust or Schwab Annuity Portfolios. Currently all these trusts have the same trustees and officers. The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

INDIVIDUALS WHO ARE INTERESTED TRUSTEES AND OFFICERS OF THE TRUST

                           TRUST POSITION(S);
NAME AND BIRTHDATE         TRUSTEE SINCE              MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
--------------------------------------------------------------------------------------------------------------------------
CHARLES R. SCHWAB 2        Chair, Trustee:            Chair, Co-CEO, Director, The Charles Schwab Corp.; CEO, Director,
7/29/37                    Family of Funds, 1989;     Schwab Holdings, Inc.; Chair, Director, Charles Schwab & Co., Inc.,
                           Investments, 1991;         Charles Schwab Investment Management, Inc.; Chair, Charles Schwab
                           Capital Trust, 1993;       Holdings (UK); Chair, CEO, Schwab (SIS) Holdings, Inc. I, Schwab
                           Annuity Portfolios, 1994.  International Holdings, Inc.; Director, U.S. Trust Corp., United
                                                      States Trust Co. of New York, The Gap, Inc. (clothing retailer),
                                                      Audiobase, Inc. (Internet audio solutions), Vodaphone AirTouch
                                                      PLC (telecom), Siebel Systems (software), Xign, Inc. (electronic payment systems). Until 7/01: Director, The Charles Schwab Trust
                                                      Co. Until 1/99: Director, Schwab Retirement Plan Services, Inc.,
                                                      Mayer & Schweitzer, Inc. (securities brokerage subsidiary of The
                                                      Charles Schwab Corp.), Performance Technologies, Inc. (technology),
                                                      TrustMark, Inc.

1 The SchwabFunds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

2 In addition to their positions with the investment adviser and the distributor, Messrs. Schwab, Coghlan and Lyons, and some of Mr. Lyons's immediate family members, also own stock of the Charles Schwab Corporation.

Schwab Institutional Advantage Money Fund(R) and Schwab Retirement Money Fund(R)

INDIVIDUALS WHO ARE INTERESTED TRUSTEES BUT NOT OFFICERS OF THE TRUST

NAME AND BIRTHDATE         TRUSTEE SINCE              MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
--------------------------------------------------------------------------------------------------------------------------
JOHN PHILIP COGHLAN 1      Trustee: 2000              Vice Chair, EVP, The Charles Schwab Corp.; Vice Chair, President-
5/6/51                     (all trusts).              Retail, Charles Schwab & Co., Inc.; President, CEO, Director, The
                                                      Charles Schwab Trust Co.; Chair, Director, Schwab Retirement Plan
                                                      Services, Inc., Schwab Retirement Technologies, Inc. (formerly
                                                      TrustMark, Inc.); Director, Charles Schwab Investment Management,
                                                      Inc., Performance Technologies, Inc. (technology). Until 7/02:
                                                      Vice Chair, Enterprise President, Retirement Plan Services, Services
                                                      for Investment Managers, Charles Schwab & Co., Inc. Until 3/02:
                                                      Director, Charles Schwab Asset Management (Ireland) Ltd., Charles
                                                      Schwab Worldwide Funds PLC.
--------------------------------------------------------------------------------------------------------------------------
JEFFREY M.LYONS 1          Trustee: 2002              EVP, Asset Management Products and Services, Charles Schwab & Co.,
2/22/55                    (all trusts).              Inc. Until 9/01: EVP, Mutual Funds, Charles Schwab & Co., Inc.

INDIVIDUALS WHO ARE OFFICERS OF THE TRUST BUT NOT TRUSTEES

NAME AND BIRTHDATE         TRUST OFFICE(S) HELD       MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
--------------------------------------------------------------------------------------------------------------------------
RANDALL W. MERK            President, CEO             President, CEO, Charles Schwab Investment Management, Inc;
7/25/54                    (all trusts).              EVP, Charles Schwab & Co., Inc. Until 9/02: President and CIO,
                                                      American Century Investment Management; Director, American
                                                      Century Cos., Inc. Until 6/01: CIO, Fixed Income, American Century
                                                      Cos., Inc. Until 1997: SVP, Director, Fixed Income and Quantitative
                                                      Equity Portfolio Management, Twentieth Century Investors, Inc.
--------------------------------------------------------------------------------------------------------------------------
TAI-CHIN TUNG              Treasurer, Principal       SVP, CFO, Charles Schwab Investment Management, Inc.; VP,
3/7/51                     Financial Officer          The Charles Schwab Trust Co.; Director, Charles Schwab Asset
                           (all trusts).              Management (Ireland) Ltd., Charles Schwab Worldwide Funds PLC.
--------------------------------------------------------------------------------------------------------------------------
STEPHEN B. WARD            SVP, Chief Investment      SVP, Chief Investment Officer, Director, Charles Schwab Investment
4/5/55                     Officer                    Management, Inc.; Chief Investment Officer, The Charles Schwab
                           (all trusts).              Trust Co.
--------------------------------------------------------------------------------------------------------------------------
KOJI E. FELTON             Secretary                  SVP, Chief Counsel, Assistant Corporate Secretary, Charles Schwab
3/13/61                    (all trusts).              Investment Management, Inc. Until 6/98: Branch Chief in Enforcement,
                                                      U.S. Securities and Exchange Commission, San Francisco.

1 In addition to their positions with the investment adviser and the distributor, Messrs. Schwab, Coghlan and Lyons, and some of Mr. Lyons's immediate family members, also own stock of the Charles Schwab Corporation.

INDIVIDUALS WHO ARE INDEPENDENT TRUSTEES

NAME AND BIRTHDATE         TRUSTEE SINCE              MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
--------------------------------------------------------------------------------------------------------------------------
MARIANN BYERWALTER         2000 (all trusts).         Chair, JDN Corp. Advisory LLC; Director, Stanford University,
8/13/60                                               America First Cos., (venture capital/fund management), Redwood
                                                      Trust, Inc. (mortgage finance), Stanford Hospitals and Clinics, SRI
                                                      International (research), LookSmart, Ltd. (Internet infrastructure),
                                                      PMI Group, Inc. (mortgage insurance), Lucile Packard Children's
                                                      Hospital. 2001: Special Advisor to the President, Stanford
                                                      University. Until 2001: VP, Business Affairs, CFO, Stanford
                                                      University.
--------------------------------------------------------------------------------------------------------------------------
DONALD F. DORWARD          Family of Funds, 1989;     CEO, Dorward & Associates (management, marketing and communications
9/23/31                    Investments, 1991;         consulting). Until 1999: EVP, Managing Director, Grey Advertising.
                           Capital Trust, 1993;
                           Annuity Portfolios,
                           1994.
--------------------------------------------------------------------------------------------------------------------------
WILLIAM A. HASLER          2000 (all trusts).         Co-CEO, Aphton Corp. (bio-pharmaceuticals). Director, Solectron
11/22/41                                              Corp. (manufacturing), Tenera, Inc. (services and software),
                                                      Airlease Ltd. (aircraft leasing), Mission West Properties
                                                      (commercial real estate), Digital Microwave Corp. (network equipment). Until 1998: Dean, Haas School of Business, University of
                                                      California, Berkeley.
--------------------------------------------------------------------------------------------------------------------------
ROBERT G. HOLMES           Family of Funds, 1989;     Chair, CEO, Director, Semloh Financial, Inc. (international
5/15/31                    Investments, 1991;         financial services and investment advice).
                           Capital Trust, 1993;
                           Annuity Portfolios,
                           1994.
--------------------------------------------------------------------------------------------------------------------------
GERALD B. SMITH            2000 (all trusts).         Chair, CEO, Founder, Smith Graham & Co. (investment advisors);
9/28/50                                               Director, Pennzoil-Quaker State Co. (oil and gas), Rorento N.V.
                                                      (investments-Netherlands), Cooper Industries (electrical products);
                                                      Member, audit committee, Northern Border Partners, L.P. (energy).
--------------------------------------------------------------------------------------------------------------------------
DONALD R. STEPHENS         Family of Funds, 1989;     Managing Partner, D.R. Stephens & Co. (investments). Until 1996:
6/28/38                    Investments, 1991;         Chair, CEO, North American Trust (real estate investments).
                           Capital Trust, 1993;
                           Annuity Portfolios,
                           1994.
--------------------------------------------------------------------------------------------------------------------------
MICHAEL W. WILSEY          Family of Funds, 1989;     Chair, CEO, Wilsey Bennett, Inc. (transportation, real estate and
8/18/43                    Investments, 1991;         investments).
                           Capital Trust, 1993;
                           Annuity Portfolios,
                           1994.

Schwab Institutional Advantage Money Fund(R) and Schwab Retirement Money Fund(R)

GLOSSARY

Words and phrases that appear in financial reports often have specific meanings that are different from their everyday meanings. The glossary below tells you what is meant by the following terms when they are used in this report.

ALTERNATIVE MINIMUM TAX (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

ASSET ALLOCATION The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

ASSET-BACKED SECURITIES Securities that are backed by the loans or accounts receivable of an entity, such as a bank or credit card company. These securities are obligations that the issuer intends to repay using the assets backing them (once collected). Therefore, repayment depends largely on the cash flows generated by the assets backing the securities.

ASSET CLASS A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

BOND A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the "coupon rate") until a specified date (the "maturity date"), at which time the issuer returns the money borrowed ("principal" or "face value") to the bondholder. Because of their structure, bonds are sometimes called "fixed income securities" or "debt securities."

BOND ANTICIPATION NOTES Obligations sold by a municipality on an interim basis in anticipation of the municipality's issuance of a longer-term bond in the future.

CAPITAL GAIN, CAPITAL LOSS The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still "on paper" and is considered unrealized.

COMMERCIAL PAPER Promissory notes issued by banks, corporations and other institutions to finance short-term credit needs. These securities generally are structured as discount notes but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

CREDIT QUALITY The capacity of an issuer to make its interest and principal payments. Federal regulations strictly limit the credit quality of the securities a money market fund can buy.

CREDIT RATINGS Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Moody's Investor Service, Standard & Poor's and Fitch, Inc., to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is from high to low, AAA, AA, A and BBB for Standard & Poor's and Fitch, and Aaa, Aa, A and Baa for Moody's.

CREDIT RISK The risk that a debt issuer may be unable to pay interest or principal to its debtholders.

PORTFOLIO TERMS

To help reduce the space occupied by the portfolio holdings, we use the following terms. Most of them appear within descriptions of individual securities in municipal funds, and describe features of the issuer or the security. Some of these are more fully defined elsewhere in the Glossary.

ACES     Adjustable convertible extendable security
BAN      Bond anticipation note
COP      Certificate of participation
GAN      Grant anticipation note
GO       General obligation
HDA      Housing Development Authority
HFA      Housing Finance Agency
IDA      Industrial Development Authority
IDB      Industrial Development Board
IDRB     Industrial Development Revenue Bond
M/F      Multi-family
RAN      Revenue anticipation note
RB       Revenue bond
S/F      Single-family
TAN      Tax anticipation note
TECP     Tax-exempt commercial paper
TOB      Tender option bond
TOBP     Tender option bond partnership
TRAN     Tax and revenue anticipation note
VRD      Variable-rate demand

DOLLAR-WEIGHTED AVERAGE MATURITY (DWAM) See weighted average maturity.

EFFECTIVE YIELD A measurement of a fund's yield that assumes that all dividends were reinvested in additional shares of the fund.

EXPENSE RATIO The amount that is taken from a mutual fund's assets each year to cover the fund's operating expenses. An expense ratio of 0.50% means that a fund's expenses amount to half of one percent of its average net assets a year.

FACE VALUE The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

INTEREST Payments to holders of debt securities as compensation for loaning a security's principal to the issuer.

MATURITY Generally, the date a debt security is scheduled to be "retired" and its principal amount returned to the bondholder.

MONEY MARKET SECURITIES High-quality, short-term debt securities that may be issued by entities such as the U.S. government, corporations and financial institutions (such as banks). Money market securities include commercial paper, promissory notes, certificates of deposit, banker's acceptances, notes and time deposits.

MUNICIPAL SECURITIES Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

NET ASSET VALUE PER SHARE (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund's total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00

OUTSTANDING SHARES, SHARES OUTSTANDING When speaking of a company or mutual fund, indicates all shares currently held by investors.

REVENUE ANTICIPATION NOTES Obligations that are issued in expectation of the receipt of other types of revenue, such as that available under the Federal Revenue Sharing Program.

TAXABLE-EQUIVALENT YIELD The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% / [1 - 0.25%] = 6.0%).

TOTAL RETURN The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

TAX ANTICIPATION NOTES Notes that typically are sold to finance the working capital needs of municipalities in anticipation of the receipt of property taxes on a future date.

TIER ONE, TIER TWO Tier one is the highest category of credit quality, tier two the second highest. A security's tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered tier one securities.

WEIGHTED AVERAGE For mutual funds, an average that gives the same weight to each security as the security represents in the fund's portfolio.

WEIGHTED AVERAGE MATURITY For mutual funds, the maturity of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer a fund's weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

YIELD The income paid out by an investment, expressed as an annual rate and calculated as a percentage of the investment's market value.

Schwab Institutional Advantage Money Fund(R) and Schwab Retirement Money Fund(R)

34
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NOTES
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NOTES
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CONTACT SCHWAB

SchwabFunds(R) offers you a complete family of mutual funds, each one based on a time-tested investment approach and using disciplined, clearly defined management strategies.

Actively managed funds include multi-manager stock funds, a long-short stock fund with hedging capabilities, and a range of taxable and tax-free bond funds. Index funds include large-cap, small-cap and international stock funds. The list at right shows all currently available SchwabFunds.

Whether you're an experienced investor or just starting out, SchwabFunds can help you achieve your financial goals. Please call 1-800-435-4000 for a free prospectus and brochure for any SchwabFund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

METHODS FOR PLACING ORDERS

The following information outlines how Schwab investors can place orders. If you are investing through a third- party investment provider, methods for placing orders may be different.

INTERNET 1

www.schwab.com

SCHWAB BY PHONE(TM) 2

Use our automated voice service or speak to a representative. Call 1-800-435-4000, day or night (for TDD service, call 1-800-345-2550).

TELEBROKER(R)

Automated touch-tone phone service at 1-800-272-4922.

MAIL

Write to SchwabFunds at:
P.O. Box 3812
Englewood, CO 80155-3812

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.

1 Shares of Sweep Investments(TM) may not be purchased over the Internet.

2 Orders placed in person or through a telephone representative are subject to a service fee payable to Schwab.

THE SCHWABFUNDS FAMILY

STOCK FUNDS

Schwab S&P 500 Fund
Schwab 1000 Fund(R)
Schwab Small-Cap Index Fund(R)
Schwab Total Stock Market Index Fund(R)
Schwab International Index Fund(R)
Schwab Core Equity Fund(TM)
Schwab Hedged Equity Fund(TM)
Schwab Focus Funds
   Communications Focus Fund
   Financial Services Focus Fund
   Health Care Focus Fund
   Technology Focus Fund
Schwab MarketMasters Funds(TM) formerly MarketManager Portfolios
   U.S. MarketMasters Fund(TM)
   Small-Cap MarketMasters Fund(TM)
   International MarketMasters Fund(TM)
   Balanced MarketMasters Fund(TM)

ASSET ALLOCATION FUNDS

Schwab MarketTrack Portfolios(R)
   All Equity Portfolio
   Growth Portfolio
   Balanced Portfolio
   Conservative Portfolio

BOND FUNDS

Schwab Short-Term Bond Market Fund
Schwab Total Bond Market Fund
Schwab YieldPlus Fund(R)
Schwab Short/Intermediate Tax-Free Bond Fund
Schwab Long-Term Tax-Free Bond Fund
Schwab California Short/Intermediate
   Tax-Free Bond Fund
Schwab California Long-Term Tax-Free Bond Fund

SCHWAB MONEY FUNDS

Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity. 3 Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R).

3 Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

[CHARLES SCHWAB LOGO]

INVESTMENT ADVISER
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

DISTRIBUTOR
SchwabFunds(R)
P.O. Box 3812, Englewood, CO 80155-3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C)2002 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC/NYSE.

Printed on recycled paper.
REG13860-05